Share capital - December 2015 Offering (Details) - USD ($)					12 Months Ended
	Mar. 11, 2017	Dec. 14, 2015	Nov. 02, 2015	Mar. 11, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Nov. 01, 2016	Dec. 31, 2014
Subsidiary or Equity Method Investee, Sale of Stock by Subsidiary or Equity Investee [Line Items]
Proceeds from issuances of common shares, warrants (including pre-funded warrants), net of cash transaction costs of $250, $1,107, and $4,223 in 2017, 2016, and 2015, respectively (note 16)		$ 16,650,000			$ 7,788,000	$ 9,924,000	$ 49,427,000
Payments for share issue costs		$ 1,638,000			250,000	1,107,000	4,223,000
Warrant exercise period		5 years
Exercise price (in usd per share)		$ 7.10
Proceeds from warrants exercised					242,000	0	0
Warrant liability					$ 3,897,000	$ 6,854,000	$ 10,891,000		$ 8,225,000
Over-Allotment Option
Subsidiary or Equity Method Investee, Sale of Stock by Subsidiary or Equity Investee [Line Items]
Sale of stock, number of shares issued (in shares)		231,000
Sale of stock, price per share (USD per share)		$ 0.01
Number of securities called by warrants or rights (in shares)		231,000
Number of share options exercised in share-based payment arrangement		0
Series A Warrants
Subsidiary or Equity Method Investee, Sale of Stock by Subsidiary or Equity Investee [Line Items]
Exercise price (in usd per share)					$ 1.07
Series A Warrants | Public Stock Offering
Subsidiary or Equity Method Investee, Sale of Stock by Subsidiary or Equity Investee [Line Items]
Warrant exercise period		5 years
Exercise price (in usd per share)		$ 0.00		$ 81.00
Series B Warrants
Subsidiary or Equity Method Investee, Sale of Stock by Subsidiary or Equity Investee [Line Items]
Exercise price (in usd per share)			$ 33.23
Proceeds from warrants exercised			$ 2,925,653
Series B Warrants | Public Stock Offering
Subsidiary or Equity Method Investee, Sale of Stock by Subsidiary or Equity Investee [Line Items]
Number of securities called by warrants or rights (in shares)							290,318
Warrant exercise period		18 months
Exercise price (in usd per share)		$ 4.95		$ 81
Share capital | Public Stock Offering
Subsidiary or Equity Method Investee, Sale of Stock by Subsidiary or Equity Investee [Line Items]
Allocation of equity		$ 8,952,000		$ 7,000,000
Share issue related cost		$ 881,000		$ 473,000
Common share
Subsidiary or Equity Method Investee, Sale of Stock by Subsidiary or Equity Investee [Line Items]
Number of securities called by warrants or rights (in shares)		2,331,000
Common share | Public Stock Offering
Subsidiary or Equity Method Investee, Sale of Stock by Subsidiary or Equity Investee [Line Items]
Sale of stock, number of shares issued (in shares)		3,000,000
Sale of stock, price per share (USD per share)		$ 5.54
Number of securities called by warrants or rights (in shares)		2,100,000		596,775
Payments for share issue costs				$ 2,560,000
Common share | Over-Allotment Option
Subsidiary or Equity Method Investee, Sale of Stock by Subsidiary or Equity Investee [Line Items]
Sale of stock, number of shares issued (in shares)		330,000
Sale of stock, price per share (USD per share)		$ 5.54
Underwriter period for exercising over-allotment option		45 days
Scenario, Forecast
Subsidiary or Equity Method Investee, Sale of Stock by Subsidiary or Equity Investee [Line Items]
Proceeds from warrants exercised		$ 16,550,100
Warrant liability
Subsidiary or Equity Method Investee, Sale of Stock by Subsidiary or Equity Investee [Line Items]
Warrant liability		7,698,000			$ 3,897,000			$ 400,000
Warrant liability | Public Stock Offering
Subsidiary or Equity Method Investee, Sale of Stock by Subsidiary or Equity Investee [Line Items]
Share issue related cost		$ 757,000		$ 1,451,000
Warrants Not Settleable In Cash
Subsidiary or Equity Method Investee, Sale of Stock by Subsidiary or Equity Investee [Line Items]
Risk-free annual interest rate		1.68%
Expected volatility		107.57%
Warrants Not Settleable In Cash | Public Stock Offering
Subsidiary or Equity Method Investee, Sale of Stock by Subsidiary or Equity Investee [Line Items]
Expected life (years)	5 years
Expected dividend yield	0.00%
Warrants Not Settleable In Cash | Series A Warrants | Public Stock Offering
Subsidiary or Equity Method Investee, Sale of Stock by Subsidiary or Equity Investee [Line Items]
Risk-free annual interest rate				1.59%
Expected volatility				95.11%
Expected life (years)				5 years
Expected dividend yield	0.00%
Warrants Not Settleable In Cash | Series B Warrants | Public Stock Offering
Subsidiary or Equity Method Investee, Sale of Stock by Subsidiary or Equity Investee [Line Items]
Risk-free annual interest rate				0.47%
Expected volatility				97.34%
Expected life (years)				18 months
Expected dividend yield	0.00%